Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	Principal Variable Contracts Funds Inc.
Central Index Key	dei_EntityCentralIndexKey	0000012601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	ck0000012601_SupplementTextBlock
Principal Variable Contracts Funds, Inc.

Supplement dated December 16, 2016
to the Statutory Prospectus dated May 1, 2016
(as supplemented on June 17, 2016, June 30, 2016, July 29, 2016,
November 2, 2016, and November 15, 2016)

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PVC Contract Funds Prospectus | Balanced Account
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	BALANCED ACCOUNT
Supplement [Text Block]	ck0000012601_SupplementTextBlock
On December 13, 2016, the Board of Directors of Principal Variable Contracts Funds, Inc. approved the acquisition of the assets of the Balanced Account by the Diversified Balanced Account (the “Proposed Merger”). April 5, 2017 shall be the record date for determination of the shareholders entitled to vote on the Proposed Merger at a Special Meeting of Shareholders of Balanced Account tentatively scheduled for May 25, 2017. Additional information about the Proposed Merger will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of Balanced Account in April 2017. The Account expects that insurance companies who are investors of record will provide more information to the variable life policy owners and variable annuity contract owners about the merger. The Proposed Merger, if approved by shareholders, is expected to occur on May 26, 2017. In preparation for the merger, the Balanced Account may alter its investment approach.

PVC Contract Funds Prospectus | Principal Lifetime 2060 Account
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2060 ACCOUNT
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
In the Average Annual Total Returns table, change “S&P Target Date 2055+ Index” to “S&P Target Date 2055 Index”.
Effective December 31, 2016, insert a row above “S&P Target Date 2055 Index”, and add the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Effective December 31, 2016, add the following paragraph after the Average Annual Total Returns table:
Effective December 31, 2016, the Account’s primary benchmark changed from S&P Target Date 2055 Index to the S&P Target Date 2060+ Index because of the recent availability of the index which more closely aligns with the investment approach of the Account.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2015
PVC Contract Funds Prospectus | Principal Lifetime 2060 Account | S&P target date 2060 plus index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%